Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jan. 27, 2023	Jan. 25, 2023	Feb. 27, 2023	Jan. 31, 2023
Promissory Note Agreement [Member]
Subsequent Events (Details) [Line Items]
Amount drew down			$ 75,000	$ 250,000
Non-Redemption Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares redeem		200,000
Number of shares issued		50,000
Aggregate public shares exercised	26,738,255
Cash held in the trust account	$ 271,939,156